Shareholder's equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 19, 2021	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized		1,000	1,000	1,000
Stock redeemed or called during period, shares		0.04
Common stock, par value		$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares, Issued		0.96	0.88	0.96
Common Stock, Shares, Outstanding		0.96	0.88	0.96
SIS Holdings, LP [Member]
Class of Stock [Line Items]
Stock redeemed or called during period, shares	0.08
Common stock, par value	$ 0.01
Payment made to redeem shares	$ 97.9
Common Stock, Shares, Issued			0.88
Common Stock, Shares, Outstanding			0.88